KALMAR POOLED INVESTMENT TRUST

3701 Kennett Pike

Wilmington, DE 19807

May 3, 2010

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	Kalmar Pooled Investment Trust File Nos. 333-13593 and 811-07853

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Kalmar Pooled Investment Trust (the “Trust”) that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act for the Trust did not differ from those contained in Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on April 28, 2010 (Accession Number 0001193125-10-096788).

Please direct any communications concerning this filing to Heather Nichols, Regulatory Administrator Specialist, at
(302) 791-1765.

Very truly yours,

/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr. President
cc:	Joseph Del Raso, Esq.

Diane Drake, Esq.

Ms. Heather Nichols